Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 630,000	Fees	UNITED STATES		National Government of the United States
#: 2
	150,000	Taxes	UNITED STATES	WYOMING	Johnson County Wyoming
#: 3
	630,000	Taxes	UNITED STATES	UTAH	County of San Juan, Utah
#: 4
	100,000	Fees	UNITED STATES	UTAH	State of Utah
#: 5
	150,000	Fees	UNITED STATES	UTAH	State of Utah
#: 6
	210,000	Fees	UNITED STATES	WYOMING	State of Wyoming
#: 7
	260,000	Taxes	AUSTRALIA	WESTERN AUSTRALIA	Government of Western Australia
#: 8
	910,000	Royalties	KENYA		Government of Kenya
#: 9
	3,030,000	Taxes	KENYA		Government of Kenya
#: 10
	90,000	Fees	KENYA		Government of Kenya
#: 11
	839,000	Fees	UNITED STATES			Nichols Ranch
#: 12
	151,000	Taxes	UNITED STATES			Nichols Ranch
#: 13
	630,000	Taxes	UNITED STATES			White Mesa Asset Group
#: 14
	250,000	Fees	UNITED STATES			Colorado Plateau
#: 15
	260,000	Taxes	AUSTRALIA			Backoffice Support
#: 16
	3,030,000	Taxes	KENYA			Kwale Project
#: 17
	910,000	Royalties	KENYA			Kwale Project
#: 18
	$ 90,000	Fees	KENYA			Kwale Project